MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
TransDigm Group, Inc. (United States)*	1,345	$814,223
Air Freight & Logistics — 0.3%
FedEx Corp. (United States)	6,242	1,401,828
Automobiles — 4.3%
Tesla, Inc. (United States)*	24,883	18,867,784
Banks — 2.2%
JPMorgan Chase & Co. (United States)	68,891	9,109,457
SVB Financial Group (United States)*	1,428	697,678
		9,807,135
Beverages — 0.3%
Monster Beverage Corp. (United States)*	12,743	1,135,656
Biotechnology — 2.1%
Amgen, Inc. (United States)	13,412	3,443,397
Biogen, Inc. (United States)*	3,537	707,400
Gilead Sciences, Inc. (United States)	30,188	1,957,692
Moderna, Inc. (United States)*	9,703	1,410,137
Vertex Pharmaceuticals, Inc. (United States)*	6,130	1,646,824
		9,165,450
Capital Markets — 1.7%
Charles Schwab Corp., (The) (United States)	45,583	3,195,368
CME Group, Inc. (United States)	8,653	1,720,476
Intercontinental Exchange, Inc. (United States)	13,534	1,385,746
Moody's Corp. (United States)	4,475	1,349,526
		7,651,116
Chemicals — 0.6%
Ecolab, Inc. (United States)	6,901	1,131,143
Sherwin-Williams Co., (The) (United States)	6,241	1,672,838
		2,803,981
Commercial Services & Supplies — 0.6%
Cintas Corp. (United States)	2,512	1,000,605
Waste Management, Inc. (United States)	9,990	1,583,515
		2,584,120
Communications Equipment — 0.2%
Arista Networks, Inc. (United States)*	7,180	734,370
Diversified Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B (United States)*	53,172	16,801,289
Electric Utilities — 0.8%
NextEra Energy, Inc. (United States)	47,242	3,575,747
Entertainment — 2.2%
Activision Blizzard, Inc. (United States)	18,798	1,463,988
Electronic Arts, Inc. (United States)	6,775	939,354
Netflix, Inc. (United States)*	10,688	2,110,239
ROBLOX Corp., Class A (United States)*(a)	14,148	423,591
Walt Disney Co., (The) (United States)*	43,829	4,840,475
		9,777,647
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp. (United States)	10,983	2,813,076
Crown Castle International Corp. (United States)	10,412	1,974,636
Digital Realty Trust, Inc. (United States)	6,855	956,889
Equinix, Inc. (United States)	2,189	1,504,040
		7,248,641
Food & Staples Retailing — 1.1%
Costco Wholesale Corp. (United States)	10,668	4,973,635
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc. (United States)*(a)	1,909	530,015
Becton Dickinson and Co. (United States)(a)	6,863	1,755,555
DexCom, Inc. (United States)*	2,346	698,967
Embecta Corp. (United States)*	1,382	34,246
IDEXX Laboratories, Inc. (United States)*	2,028	794,205
Intuitive Surgical, Inc. (United States)*	8,647	1,968,403
ResMed, Inc. (United States)	3,536	719,435
		6,500,826
Health Care Providers & Services — 3.9%
CVS Health Corp. (United States)	31,592	3,056,526
HCA Healthcare, Inc. (United States)	7,273	1,530,239
McKesson Corp. (United States)(a)	3,509	1,153,373
UnitedHealth Group, Inc. (United States)	22,649	11,251,571
		16,991,709
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A (United States)*	3,706	630,984
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A (United States)*	15,256	1,843,993
Booking Holdings, Inc. (United States)*	1,000	2,243,560
Chipotle Mexican Grill, Inc. (United States)*	681	955,137
Marriott International, Inc., Class A (United States)	7,862	1,348,962
Starbucks Corp. (United States)	27,689	2,173,586
		8,565,238
Industrial Conglomerates — 0.7%
3M Co. (United States)	13,745	2,051,991
Roper Technologies, Inc. (United States)	2,542	1,124,682
		3,176,673
Insurance — 0.2%
Aflac, Inc. (United States)	15,639	947,254
Interactive Media & Services — 11.4%
Alphabet, Inc., Class C (United States)*	15,885	36,230,190
Meta Platforms, Inc., Class A (United States)*	65,464	12,676,449
Match Group, Inc. (United States)*	6,873	541,455
Twitter, Inc. (United States)*	19,229	761,469
		50,209,563
Internet & Direct Marketing Retail — 6.9%
Amazon.com, Inc. (United States)*	12,246	29,441,711
eBay, Inc. (United States)	14,142	688,291
		30,130,002
IT Services — 5.9%
Cloudflare, Inc., Class A (United States)*	7,807	437,192
Cognizant Technology Solutions Corp., Class A (United States)	12,625	943,087
Mastercard, Inc., Class A (United States)	23,532	8,421,397
Okta, Inc. (United States)*	3,779	313,846
PayPal Holdings, Inc. (United States)*	28,044	2,389,629
Snowflake, Inc., Class A (United States)*	7,382	942,312
Block, Inc. (United States)*	13,876	1,214,289
Twilio, Inc., Class A (United States)*	4,380	460,645
Visa, Inc., Class A (United States)(a)	50,480	10,710,342
		25,832,739
Life Sciences Tools & Services — 0.2%
Illumina, Inc. (United States)*	3,786	906,671
Oil, Gas & Consumable Fuels — 0.3%
Kinder Morgan, Inc. (United States)	54,561	1,074,306
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co. (United States)	52,457	3,957,880
Johnson & Johnson (United States)	63,256	11,356,350
		15,314,230
Road & Rail — 1.2%
Old Dominion Freight Line, Inc. (United States)(a)	2,772	715,841
Uber Technologies, Inc. (United States)*	47,043	1,091,398
Union Pacific Corp. (United States)	15,331	3,369,447
		5,176,686
Semiconductors & Semiconductor Equipment — 6.0%
Advanced Micro Devices, Inc. (United States)*	37,966	3,867,217
Broadcom, Inc. (United States)	9,832	5,703,838
Lam Research Corp. (United States)	3,368	1,751,461
NVIDIA Corp. (United States)	60,298	11,258,843
QUALCOMM, Inc. (United States)	26,292	3,765,540
		26,346,899
Software — 16.9%
Adobe Systems, Inc. (United States)*	11,359	4,730,796
Autodesk, Inc. (United States)*	5,235	1,087,571
Cadence Design Systems, Inc. (United States)*	6,678	1,026,609
Crowdstrike Holdings, Inc., Class A (United States)*	5,555	888,745
Datadog, Inc., Class A (United States)*(a)	7,571	722,198
Fortinet, Inc. (United States)*	3,881	1,141,557
Intuit, Inc. (United States)	6,814	2,824,130
Microsoft Corp. (United States)	180,346	49,030,667
Palo Alto Networks, Inc. (United States)*(a)	2,382	1,197,622
Salesforce.com, Inc. (United States)*	23,830	3,818,519
ServiceNow, Inc. (United States)*	4,822	2,254,140
Synopsys, Inc. (United States)*	3,690	1,177,848
Trade Desk, Inc., (The) Class A (United States)*(a)	11,317	589,050
Unity Software, Inc. (United States)*	7,079	282,948
VMware, Inc., Class A (United States)	10,094	1,293,041
Workday, Inc., Class A (United States)*	6,057	946,709
Zoom Video Communications, Inc., Class A (United States)*	7,204	774,070
Zscaler, Inc. (United States)*	3,408	521,731
		74,307,951
Specialty Retail — 1.7%
Home Depot, Inc., (The) (United States)	25,143	7,612,043
Technology Hardware, Storage & Peripherals — 13.3%
Apple, Inc. (United States)	392,561	58,428,779
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B (United States)	38,061	4,523,550
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. (United States)*(a)	30,074	4,008,563
Total Common Stocks (Cost $331,423,070)		438,027,288
Rights — 0.1%
Altaba, Inc. - Escrow Shares (United States)*(b)	8,565	49,462
Total Rights (Cost $19,863)		49,462

Investments Purchased with Proceeds from Securities Lending Collateral — 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%	8,330,697	8,330,697
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,330,697)		8,330,697

Short-Term Investments — 0.1%
U.S. Bank Money Market Deposit Account, 0.50% (United States)(c)	653,072	653,072
Total Short-Term Investments (Cost $653,072)		653,072

Total Investments (Cost $340,426,702) — 101.9%		447,060,519
Liabilities in Excess of Other Assets — (1.9)%		(8,188,020)
NET ASSETS — 100.0%		$438,872,499
(Applicable to 12,625,000 shares outstanding)

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $8,060,300.
(b)
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2022, these securities amounted to $49,462 or 0.0% of net assets.

(c)	The rate shown is as of May 31, 2022.

MOTLEY FOOL 100 INDEX ETF
NOTES TO THE SCHEDULE OF INVESTMENTS
MAY 31, 2022
(UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
FOOL 100 FUND
Common Stocks	$438,027,288	$438,027,288	$-	$-	$-
Rights	49,462	-	-	49,462	-
Investments Purchased with Proceeds From Securities Lending Collateral	8,330,697	-	-	-	8,330,697
Short-Term Investments	653,072	653,072	-	-	-
Total Investments*	$447,060,519	$438,680,360	$-	$49,462	$8,330,697

* Please refer to Schedule of Investments for further details.
^ Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.